Accounts Receivable - Summary of Accounts Receivable (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	€ 7,203	€ 7,937
Gross value
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	7,379	8,090
Allowances
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	€ (176)	€ (153)